Discontinued and Held-for-sale Operations (Held-for-sale Operations Recurring Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets	$ 11,908	$ 18,741
Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	14,178	15,135
Derivative Assets	2,298	5,701
Total assets	20,274	29,276
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,468)	(5,379)
Liabilities, Fair Value Disclosure	(2,468)	(6,299)
Discontinued Operation Or Assets Disposal [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets	3,036	184
Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Total assets	1,031	252
Liabilities, Fair Value Disclosure	54
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	303	784
Foreign Government Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	597	186
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,263	1,491
Corporate Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76
Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure		327
Other Debt Obligations [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	327
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	2,258	5,441
Interest Rate Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	31
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	35
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	40	260
Foreign Exchange Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	19
Retained Interest [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets		66
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,852	2,389
Derivative Assets	40	79
Total assets	1,995	2,796
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(13)	(32)
Liabilities, Fair Value Disclosure	(13)	(93)
Fair Value, Inputs, Level 1 [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Total assets	555	171
Liabilities, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	3	427
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	555	171
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure		0
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	40	79
Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Retained Interest [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	12,326	12,684
Derivative Assets	2,210	5,516
Total assets	17,125	22,664
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,452)	(5,328)
Liabilities, Fair Value Disclosure	(2,452)	(5,328)
Fair Value, Inputs, Level 2 [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Total assets	467	15
Liabilities, Fair Value Disclosure	25
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	300	357
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	42	15
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,263	1,491
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	76
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure		327
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	327
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	2,170	5,274
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	22
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	24
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	40	242
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	1
Fair Value, Inputs, Level 2 [Member] | Retained Interest [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	62
Derivative Assets	48	106
Total assets	1,154	3,816
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3)	(19)
Liabilities, Fair Value Disclosure	(3)	(878)
Fair Value, Inputs, Level 3 [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Total assets	9	66
Liabilities, Fair Value Disclosure	29
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure		0
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	48	88
Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	9
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	11
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Assets	0	18
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Contract [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	18
Fair Value, Inputs, Level 3 [Member] | Retained Interest [Member] | Discontinued Operation Or Assets Disposal [Member] | Fair Value, Measurements, Recurring [Member]
Held-for-sale Operations Recurring Fair Value [Line Items]
Other Assets		$ 66